Subordinated Debt Securities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Subordinated Debt Securities Not Convertible Into Shares Issued Under Global Programs

The Company has the following subordinated debt securities not convertible into shares issued under the Global Programs detailed in Note 28 as of the close of the fiscal year:

Company	Date of Placement	Currency	ON Class	Face Value		Term		Maturity Date	Rate	Issuance Authorized by the C.N.V.	Carrying Amount as of 12.31.18(*)
Banco de Galicia y Bs. As. S.A.U.	07.19.16	US$	—	US$	250,000	120 months	(1)	—	(2)(3)	06.23.16	9,767,874

(*)	It includes principal and interest.
(1)	Amortization shall be fully made upon maturity, on July 19, 2026, unless redeemed, at the issuer’s option, fully at a price equal to 100% of the outstanding principal plus accrued and unpaid interest.
(2)

Fixed 8.25% rate p.a. (as from the issuance date to July 19, 2021, inclusively); and margin to be added to the nominal Benchmark Readjustment Rate of 7.156% p.a. to the due date of Debt securities. Such interest shall be payable semiannually on January 19 and July 19 as from 2017.

(3)

The net proceeds from this issuance of debt securities was applied to investments in working capital, loans, other loans and other uses envisaged by the provisions of the Law on Debt securities and the Argentine Central Bank regulations.

Company	Date of Placement	Currency	ON Class	Face Value		Term		Maturity Date	Rate	Issuance Authorized by the C.N.V.	Carrying Amount as of 12.31.17(*)
Banco de Galicia y Bs. As. S.A.U.	07.19.16	US$	—	US$	250,000	120 months	(1)	—	(2)(3)	06.23.16	7,128,356

(*)	It includes principal and interest.
(1)	Amortization shall be fully made upon maturity, on July 19, 2026, unless redeemed, at the issuer’s option, fully at a price equal to 100% of the outstanding principal plus accrued and unpaid interest.
(2)

Fixed 8.25% rate p.a. (as from the issuance date to July 19, 2021, inclusively); and margin to be added to the nominal Benchmark Readjustment Rate of 7.156% p.a. until the date of Date Securities.. Such interest shall be payable semiannually on January 19 and July 19 as from 2017.

(3)

The net proceeds from this issuance of debt securities was applied to investments in working capital, loans, other loans and other uses envisaged by the provisions of the Law on Debt securities and the Argentine Central Bank regulations.

Company	Date of Placement	Currency	ON Class	Face Value		Term		Maturity Date	Rate	Issuance Authorized by the C.N.V.	Carrying Amount as of 01.01.17(*)
Banco de Galicia y Bs. As. S.A.U.	07.19.16	US$	—	US$	250,000	120 months	(1)	—	(2)(3)	06.23.16	7,490,444

(*)	It includes principal and interest.
(1)	Amortization shall be fully made upon maturity, on July 19, 2026, unless redeemed, at the issuer’s option, fully at a price equal to 100% of the outstanding principal plus accrued and unpaid interest.
(2)

Fixed 8.25% rate p.a. (as from the issuance date to July 19, 2021, inclusively); and margin to be added to the nominal Benchmark Readjustment Rate of 7.156% p.a. to the due date of Debt securities. Such interest shall be payable semiannually on January 19 and July 19 as from 2017.

(3)

The net proceeds from this issuance of debt securities was applied to investments in working capital, loans, other loans and other uses envisaged by the provisions of the Law on Debt securities and the Argentine Central Bank regulations.